Schedule of Investments
(unaudited)
May 31, 2025
iShares
®
Agency Bond ETF
1
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Financial Services — 1.4%
Private Export Funding Corp.
Series PP , 1.40% , 07/15/28 ............ USD 6,233 $ 5,720,095
Series RR , 4.30% , 12/15/28 ........... 2,960 2,963,738
8,683,833
Total Corporate Bonds — 1 .4%
(Cost: $ 9,231,882 ) ............................... 8,683,833
Foreign Government Obligations
Israel — 0.4%
State of Israel , 5.50% , 09/18/33 ........... 2,368 2,497,867
Total Foreign Government Obligations — 0 .4%
(Cost: $ 2,540,450 ) ............................... 2,497,867
U.S. Government Sponsored Agency Securities
Agency Obligations — 90.3%
Federal Farm Credit Bank Bonds
1.00% , 10/07/26 - 08/03/27 ............ 5,500 5,219,815
1.10% , 03/03/27 ................... 6,000 5,689,503
1.15% , 08/12/30 ................... 10,100 8,592,903
1.32% , 09/09/30 ................... 3,365 2,879,297
1.38% , 01/14/31 ................... 3,000 2,548,494
1.55% , 07/26/30 ................... 1,000 879,370
1.69% , 08/20/35 ................... 1,000 736,964
1.88% , 06/16/31 ................... 1,000 861,589
2.08% , 01/23/30 ................... 1,700 1,560,016
2.47% , 07/18/35 ................... 1,000 821,129
3.11% , 08/05/48 ................... 1,000 690,493
3.19% , 01/16/29 ................... 500 486,448
3.30% , 03/23/32 ................... 1,000 927,192
3.33% , 07/12/32 ................... 1,000 935,280
3.38% , 09/15/27 ................... 1,500 1,480,762
3.50% , 10/02/26 ................... 200 198,636
3.80% , 04/05/32 ................... 2,000 1,896,839
3.88% , 09/03/26 ................... 1,000 998,276
4.00% , 08/06/27 - 04/01/30 ............ 5,300 5,295,503
4.25% , 03/20/28 - 02/28/29 ............ 6,800 6,854,907
4.38% , 06/23/26 - 04/10/29 ............ 9,625 9,697,357
4.50% , 03/02/26 - 09/22/28 ............ 18,515 18,626,661
4.58% , 04/02/29 ................... 4,000 3,980,555
4.63% , 03/05/26 - 07/17/26 ............ 4,435 4,449,603
4.75% , 03/09/26
(a)
.................. 250 250,796
4.75% , 05/28/26 - 04/30/29 ............ 6,647 6,723,204
4.82% , 06/23/26 ................... 500 499,664
4.88% , 04/20/26 - 10/27/32 ............ 5,750 5,811,182
5.00% , 07/30/26 ................... 255 257,369
Federal Home Loan Bank Bonds
0.83% , 02/10/27 ................... 1,500 1,417,965
0.85% , 02/26/26 - 02/17/27 ............ 3,500 3,379,434
0.88% , 06/12/26 ................... 500 483,178
0.90% , 02/26/27 ................... 20,575 19,493,271
0.92% , 02/26/27 ................... 1,000 945,842
0.96% , 03/05/26 ................... 13,000 12,653,771
1.00% , 03/23/26 - 02/26/27 ............ 13,178 12,665,000
1.02% , 02/24/27 ................... 1,500 1,421,903
1.10% , 08/20/26 ................... 12,500 12,027,928
1.12% , 02/26/27 ................... 3,000 2,845,889
1.25% , 12/21/26 ................... 205 196,565
1.88% , 09/11/26 ................... 2,500 2,430,555
2.01% , 02/17/27 ................... 4,500 4,335,477
2.13% , 12/11/26 - 12/14/29 ............ 3,950 3,667,326
2.50% , 06/12/26 ................... 3,500 3,438,239
Security
Par (000)
Par (000) Value
Agency Obligations (continued)
2.75% , 03/25/27 ................... USD 3,000 $ 2,924,167
3.00% , 09/11/26 - 03/12/27 ............ 6,070 5,985,005
3.25% , 06/09/28 - 11/16/28 ............ 11,315 11,087,227
3.63% , 09/04/26 ................... 4,200 4,175,566
4.00% , 10/09/26 - 06/30/28 ............ 16,700 16,733,473
4.13% , 03/13/26 - 01/15/27 ............ 10,700 10,719,790
4.38% , 06/12/26 - 03/11/33 ............ 3,000 3,010,313
4.44% , 05/26/32 ................... 200 194,849
4.50% , 03/13/26 - 03/09/29 ............ 2,650 2,673,360
4.63% , 09/11/26 - 06/08/29 ............ 32,165 32,491,247
4.75% , 06/12/26 - 03/10/34 ............ 5,000 5,060,029
4.75% , 04/09/27
(a)
.................. 1,560 1,582,361
4.88% , 09/11/26 ................... 2,400 2,423,439
5.50% , 07/15/36 ................... 6,300 6,768,633
5.63% , 03/14/36 ................... 1,560 1,676,151
Federal Home Loan Mortgage Corp.
0.00% , 12/14/29 - 11/15/38
(b)
........... 16,550 12,617,893
0.00% , 11/15/38
(a) (b)
................. 3,250 1,707,944
0.80% , 10/27/26 ................... 1,000 954,964
6.25% , 07/15/32 ................... 12,807 14,376,174
6.75% , 09/15/29 - 03/15/31 ............ 18,110 20,464,412
Federal National Mortgage Association
0.00% , 01/15/30
(b)
.................. 910 749,134
0.75% , 10/08/27
(a)
.................. 17,530 16,292,418
0.88% , 12/18/26 - 08/05/30 ............ 34,342 31,113,757
1.63% , 08/24/35 ................... 5,000 3,671,372
1.88% , 09/24/26 ................... 36,300 35,321,700
2.13% , 04/24/26 ................... 7,950 7,802,768
5.63% , 07/15/37 ................... 3,300 3,573,678
6.21% , 08/06/38 ................... 2,500 2,842,855
6.25% , 05/15/29 ................... 7,450 8,065,611
6.63% , 11/15/30 ................... 19,852 22,277,619
7.13% , 01/15/30 ................... 6,019 6,799,792
7.25% , 05/15/30 ................... 10,686 12,231,498
Resolution Funding Corp. Interest STRIPS ,
0.00% , 01/15/30
(b) (c)
................. 2,100 1,725,901
Resolution Funding Corp. Principal STRIPS ,
0.00% , 01/15/30
(b) (c)
................. 3,500 2,888,130
Tennessee Valley Authority
1.50% , 09/15/31 ................... 2,050 1,731,595
2.88% , 02/01/27 ................... 2,385 2,340,117
3.50% , 12/15/42 ................... 165 131,817
3.88% , 03/15/28 ................... 3,200 3,196,024
4.25% , 09/15/52 - 09/15/65 ............ 7,879 6,313,979
4.38% , 08/01/34
(a)
.................. 2,500 2,446,684
4.63% , 09/15/60 ................... 3,500 2,965,796
4.65% , 06/15/35 ................... 500 499,632
4.70% , 07/15/33 ................... 2,662 2,681,068
4.88% , 01/15/48 ................... 2,483 2,294,879
5.25% , 09/15/39 - 02/01/55 ............ 7,005 7,141,065
5.38% , 04/01/56 ................... 2,600 2,519,508
5.50% , 06/15/38 ................... 282 296,055
5.88% , 04/01/36 ................... 7,171 7,809,117
6.15% , 01/15/38 ................... 2,000 2,227,284
7.13% , 05/01/30 ................... 11,247 12,791,893
Total U.S. Government Sponsored Agency Securities — 90 .3%
(Cost: $ 560,082,802 ) .............................. 551,621,893

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Agency Bond ETF
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds , 5.00% , 05/15/45 ...... USD 2,500 $ 2,526,074
Total U.S. Treasury Obligations — 0 .4%
(Cost: $ 2,522,498 ) ............................... 2,526,074
Total Long-Term Investments — 92.5%
(Cost: $ 574,377,632 ) .............................. 565,329,667
Shares
Shares
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(d) (e) (f)
................. 7,122,948 7,122,948
Total Money Market Funds — 1 .2%
(Cost: $ 7,122,948 ) ............................... 7,122,948
Par (000)
Pa r (000)
U.S. Treasury Obligations — 6.4%
U.S. Treasury Bills
(c)
4.21% , 06/17/25 ................... 14,500 14,474,443
4.24% , 07/03/25 ................... 15,000 14,945,562
4.28% , 08/21/25 ................... 10,000 9,905,907
Total U.S. Treasury Obligations — 6 .4%
(Cost: $ 39,320,781 ) ............................... 39,325,912
Total Short-Term Securities — 7.6%
(Cost: $ 46,443,729 ) ............................... 46,448,860
Total Investments — 100 .1%
(Cost: $ 620,821,361 ) .............................. 611,778,527
Liabilities in Excess of Other Assets — (0.1) % ............. (561,587)
Net Assets — 100.0% ...............................
$ 611,216,940
(a)
All or a portion of this security is on loan.
(b)
Zero-coupon bond.
(c)
Rates are discount rates or a range of discount rates as of period end.
(d)
Affiliate of the Fund.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/25
Shares
Held at
05/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 29,903,858 $ — $ (22,780,910)
(a)
$ — $ — $ 7,122,948 7,122,948 $ 36,281
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
Agency Bond ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 8,683,833 $ — $ 8,683,833
Foreign Government Obligations .............................. — 2,497,867 — 2,497,867
U.S. Government Sponsored Agency Securities .................... — 551,621,893 — 551,621,893
U.S. Treasury Obligations ................................... — 2,526,074 — 2,526,074
Short-Term Securities
Money Market Funds ...................................... 7,122,948 — — 7,122,948
U.S. Treasury Obligations ................................... — 39,325,912 — 39,325,912
$ 7,122,948 $ 604,655,579 $ — $ 611,778,527
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
STRIPS Separate Trading of Registered Interest & Principal of Securities